UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06091

        Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.4% (0.9% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	$ 3,684,176
	2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,097,364
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	619,048
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,321,501
	International Paper Company, Series 2005A, 5.000%, 6/01/25
7,450	Total Alabama			6,722,089
	Alaska – 1.6% (1.0% of Total Investments)
4,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	4,201,400
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	2,624,880
1,500	5.000%, 6/01/46	6/14 at 100.00	Baa3	820,605
9,500	Total Alaska			7,646,885
	Arizona – 1.7% (1.1% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	183,392
265	5.250%, 12/01/25	12/15 at 100.00	BBB	241,889
2,500	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 13.143%,	7/17 at 100.00	AAA	1,550,050
	7/01/31 – FSA Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	4,644,400
	2008, Trust 1132, 8.921%, 7/01/38 (IF)
2,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	1,873,833
	5.000%, 12/01/37
10,415	Total Arizona			8,493,564
	Arkansas – 1.0% (0.6% of Total Investments)
3,290	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A, 5.000%, 12/01/30 –	12/15 at 100.00	Aa3	3,316,419
	AMBAC Insured
760	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds,	12/10 at 100.00	N/R	763,709
	Series 2000, 5.600%, 12/01/25 – AMBAC Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	838,370
	Series 2005B, 5.000%, 2/01/30
5,050	Total Arkansas			4,918,498
	California – 20.8% (13.0% of Total Investments)
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	2,235,870
	Series 2005, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	893,930
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,345,800
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	3,699,326
	Series 2006, 5.000%, 4/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	Aa3	4,574,405
	5.000%, 11/15/42 (UB)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	788,070
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,412,280
1,800	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	1,408,976
	Option Bond Trust 3175, 12.298%, 11/15/48 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,931,426
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R	2,011,729
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 – RAAI Insured
145	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R (4)	166,243
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 (Pre-refunded 8/01/13) –
	RAAI Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	BBB	1,898,790
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	600,150
610	5.125%, 6/01/47	6/17 at 100.00	BBB	329,851
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	14,073,521
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	A	1,169,853
	Bonds, Series 1999, 5.950%, 9/01/21 – MBIA Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	20,170,933
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	18,954,037
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	4,092,741
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
5,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	2/12 at 101.00	A+	5,004,750
	Series 2002A, 5.000%, 2/01/27 – FGIC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	218,358
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	233,013
5,000	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A,	6/17 at 100.00	AAA	3,925,750
	3.000%, 6/15/25 – FSA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	A	1,493,671
8,135	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	1,175,426
17,195	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	2,304,474
1,000	Sierra View Local Health Care District, Tulare County, California, Refunding Revenue Bonds,	10/09 at 100.00	A–	970,120
	Series 1998, 5.400%, 7/01/22
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – MBIA Insured	5/13 at 101.00	Aa1	3,047,217
118,835	Total California			101,130,710
	Colorado – 3.8% (2.4% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	888,030
	Society, Series 2005, 5.000%, 6/01/29
12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	12,617,328
	6.000%, 11/15/19 – AMBAC Insured (Alternative Minimum Tax)
14,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	A	1,912,695
	NPFG Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AAA	3,170,430
	Series 2009, 6.250%, 12/01/30 – AGC Insured
30,950	Total Colorado			18,588,483
	District of Columbia – 7.4% (4.6% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	4/09 at 160.00	AAA	26,654,475
	5.500%, 10/01/23 – FSA Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – MBIA Insured	No Opt. Call	A+	3,456,090
15,950	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A, 0.000%, 4/01/31	4/11 at 31.03	A (4)	4,842,261
	(Pre-refunded 4/01/11) – MBIA Insured
1,200	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	1,025,568
	Revenue Bonds, Series 2007, Residuals 1606, 11.216%, 10/01/30 – AMBAC Insured (IF)
43,895	Total District of Columbia			35,978,394
	Florida – 6.1% (3.8% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	A+	1,014,220
	5.000%, 5/01/27 – MBIA Insured
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	3,700,869
	Series 2005, 5.000%, 4/01/24
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	257,032
	Series 2009B, 7.000%, 4/01/39
1,580	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/10 at 100.00	Baa1	1,472,355
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
3,200	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	1,804,480
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
14,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	A	12,121,340
	2007B, 4.500%, 10/01/31 – MBIA Insured
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,292,000
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
2,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,148,660
	5.400%, 5/01/37
2,000	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,441,160
	6.000%, 5/01/23
1,250	Wyndam Park Community Development District, Florida, Special Assessment Bonds,Series 2003,	5/13 at 101.00	A	1,244,450
	6.375%, 5/01/34
35,405	Total Florida			29,496,566
	Georgia – 4.8% (3.0% of Total Investments)
10,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	A+ (4)	10,318,900
	(Pre-refunded 1/01/10) – FGIC Insured
2,710	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/23 –	11/14 at 100.00	AAA	2,740,325
	FSA Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	A	1,816,760
	Series 1996, 5.500%, 8/15/26 – MBIA Insured
5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	9/11 at 102.00	N/R	6,097,746
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 – AMBAC Insured
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,628,000
	Series 1997E, 6.500%, 1/01/20
22,940	Total Georgia			23,601,731
	Idaho – 1.8% (1.1% of Total Investments)
4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 – MBIA Insured	12/11 at 100.00	Aa3	4,826,835
3,000	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	No Opt. Call	Aa3	3,031,590
	5.650%, 7/01/26
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BBB–	413,120
500	5.250%, 9/01/30	9/16 at 100.00	BBB–	395,030
8,810	Total Idaho			8,666,575
	Illinois – 11.1% (6.9% of Total Investments)
4,705	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Series 2000, 6.250%, 3/01/20	3/10 at 101.00	BBB– (4)	4,909,150
	(Pre-refunded 3/01/10) – RAAI Insured
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	A (4)	5,422,776
	Authority, Series 2003, 5.250%, 3/01/23 (Pre-refunded 3/01/13) – AMBAC Insured
2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, DuPage and	1/11 at 100.00	Aa2 (4)	2,256,624
	Cook Counties Community Unit School District 205 – Elmhurst, Series 2000, 6.000%, 1/01/19
	(Pre-refunded 1/01/11) – FSA Insured
1,120	Illinois Finance Authority Revenue Bonds, Rush University Medical Center Obligated Group,	No Opt. Call	A–	1,129,038
	Series 2009C, 6.625%, 11/01/39
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,418,475
1,000	5.250%, 11/15/22	5/14 at 100.00	A	957,470
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	312,228
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,007,560
3,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,919,780
	2009, 7.000%, 8/15/44
2,600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	2,910,934
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	Aa3	14,653,347
	Bonds, Series 1997, 7.800%, 1/01/12 – FSA Insured
6,300	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building	No Opt. Call	N/R (4)	6,955,200
	Bonds, Series 1994, 5.850%, 2/01/13 – FGIC Insured (ETM)
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	A	3,226,987
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – FSA Insured	No Opt. Call	AAA	1,467,089
1,300	8.700%, 12/01/14 – FSA Insured	No Opt. Call	AAA	1,708,785
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	A2	1,495,579
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured
51,870	Total Illinois			53,751,022
	Indiana – 3.5% (2.2% of Total Investments)
5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	N/R (4)	6,051,921
	4/01/20 (Pre-refunded 4/01/11)
1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	7/10 at 102.00	Aaa	1,919,292
	Cloverleaf Apartments Project Phase I, Series 2000, 6.000%, 1/20/31
2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	7/10 at 102.00	Aaa	2,546,422
	Project, Series 2000, 6.050%, 1/20/36
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23	2/15 at 100.00	BBB–	1,298,358
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB–	1,874,250
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	A3 (4)	3,202,506
	7/15/14 (Pre-refunded 1/15/13) – AMBAC Insured
16,720	Total Indiana			16,892,749
	Iowa – 1.1% (0.7% of Total Investments)
800	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009,	8/19 at 100.00	Aa2	800,280
	5.625%, 8/15/37 (WI/DD, Settling 8/06/09) – AGC Insured
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,785,280
	5.500%, 6/01/42
8,800	Total Iowa			5,585,560
	Kansas – 1.1% (0.7% of Total Investments)
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	986,560
	Inc., Series 2005L, 5.000%, 11/15/22
425	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single	No Opt. Call	Aaa	463,862
	Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
3,145	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	4,003,900
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
4,570	Total Kansas			5,454,322
	Kentucky – 0.5% (0.3% of Total Investments)
2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital	1/10 at 100.00	A	2,000,240
	HealthCare Services Inc., Series 1996, 5.700%, 1/01/21 – AMBAC Insured
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	428,339
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
2,510	Total Kentucky			2,428,579
	Louisiana – 1.6% (1.0% of Total Investments)
675	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	10/09 at 101.00	Aaa	688,223
	Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%,
	10/01/30 (Alternative Minimum Tax)
	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,
	Series 2000G-2:
695	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	723,968
480	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	483,235
300	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding	12/09 at 103.00	Aaa	321,072
	Bonds, Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax)
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	838,420
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,604,870
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	2,030,425
	Series 2007A, 5.500%, 5/15/47
8,650	Total Louisiana			7,690,213
	Maryland – 0.5% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	2,491,000
	Series 2004, 5.375%, 8/15/24
	Massachusetts – 3.5% (2.2% of Total Investments)
4,840	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	4,211,042
	Apartments, Series 1999, 7.000%, 12/01/31
1,105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/11 at 100.00	BBB	1,004,025
	Obligated Group, Series 1999A, 5.625%, 7/01/20
1,875	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB+	1,900,744
	Health Care, Series 2001C, 6.500%, 7/01/21
2,030	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/09 at 101.00	BBB	1,729,093
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	5,492,955
	5.000%, 8/15/23 – FSA Insured (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Tender Option Bond, Series	2/17 at 100.00	AAA	2,740,702
	2007A, 4.500%, 8/01/46 – FSA Insured (UB)
18,070	Total Massachusetts			17,078,561
	Michigan – 4.3% (2.7% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,763,103
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – FSA Insured
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%,	No Opt. Call	A+	11,383,187
	7/01/15 – FGIC Insured
1,800	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	1,293,480
	6.000%, 7/01/35
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	A+	1,368,657
	10/15/22 – AMBAC Insured
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,932,000
	2006A, 5.000%, 12/01/31 (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	242,746
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
19,955	Total Michigan			20,983,173
	Minnesota – 8.8% (5.5% of Total Investments)
8,250	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	7,955,145
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	7,109,400
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	626,677
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
19,380	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	20,927,877
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	858,050
	Series 2005, 6.000%, 11/15/25
6,280	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	5,461,214
	2007A, 3.500%, 2/01/28
40,530	Total Minnesota			42,938,363
	Mississippi – 0.7% (0.5% of Total Investments)
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,298,273
	Healthcare, Series 2004, 5.000%, 9/01/24 (UB)
1,250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/11 at 100.00	BBB	915,288
	Series 2006A, 4.800%, 8/01/30
3,525	Total Mississippi			3,213,561
	Missouri – 1.3% (0.8% of Total Investments)
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	185,332
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa2	1,059,810
	Bonds, Series 2006, 5.250%, 3/01/26 – MBIA Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	794,227
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,232,261
2,985	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A+	3,001,447
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
6,490	Total Missouri			6,273,077
	Montana – 0.4% (0.2% of Total Investments)
2,000	Montana Board of Housing, Single Family Program Bonds, Series 2005-RA-1, 4.750%, 6/01/44	6/14 at 100.00	AA+	1,855,740
	Nebraska – 2.4% (1.5% of Total Investments)
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC Insured (UB)	9/17 at 100.00	AA	10,192,528
1,595	NebHelp Inc., Nebraska, Revenue Bonds, Student Loan Program, Series 1993B, 5.875%, 6/01/14 –	9/09 at 100.00	N/R	1,596,882
	MBIA Insured (Alternative Minimum Tax)
12,810	Total Nebraska			11,789,410
	Nevada – 3.5% (2.2% of Total Investments)
11,000	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AA (4)	12,399,640
	(Pre-refunded 6/15/12) – MBIA Insured
14,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	Caa2	2,913,846
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/34 – AMBAC Insured
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,714,832
	8.000%, 6/15/30
27,130	Total Nevada			17,028,318
	New Hampshire – 0.2% (0.1% of Total Investments)
945	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series	7/17 at 100.00	Aa2	960,611
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 2.6% (1.6% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,380,902
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,033,570
600	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa2	636,750
	and Dentistry of New Jersey Issue, Series 2009 B, 7.500%, 12/01/32
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	557,144
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	697,838
	Bond Trust PA-4643, 19.017%, 6/01/30 (IF)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,703,521
	5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	703,584
1,380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	1,507,995
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,333,240
	Series 2007-1A, 4.750%, 6/01/34
13,775	Total New Jersey			12,554,544
	New Mexico – 0.6% (0.4% of Total Investments)
1,000	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Revenue Refunding Bonds, Series 2004A,	7/14 at 100.00	AAA	1,003,850
	5.000%, 7/01/37 – FSA Insured
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	883,115
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,275,756
3,175	Total New Mexico			3,162,721
	New York – 17.1% (10.6% of Total Investments)
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,736,595
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,237,350
	2/15/47 – MBIA Insured
3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,452,980
	5/01/33 – MBIA Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	986,920
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	2,223,698
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,179,040
	5.000%, 11/15/30
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	8,021,364
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	492,980
	Bonds, Tender Option Bond Trust 3484, 17.465%, 6/15/39 (IF)
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,840,813
	Series 2004C, 5.000%, 2/01/22 (UB)
1,745	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA	1,833,454
3,255	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA (4)	3,773,131
	(Pre-refunded 6/01/13)
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	4,285,890
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	7,165,900
5,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	5,267,450
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series	6/13 at 100.00	A+	5,299,650
	2003C, 5.250%, 12/01/19
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	5,494,338
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,377,783
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	17,421,174
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)
81,290	Total New York			83,090,510
	North Carolina – 1.7% (1.1% of Total Investments)
7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	8,210,082
	Health System, Series 2001, 5.250%, 10/01/26 (Pre-refunded 10/01/11)
	Ohio – 0.9% (0.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,155	5.125%, 6/01/24	6/17 at 100.00	BBB	2,598,931
530	5.875%, 6/01/30	6/17 at 100.00	BBB	373,396
525	5.750%, 6/01/34	6/17 at 100.00	BBB	339,418
1,180	5.875%, 6/01/47	6/17 at 100.00	BBB	677,473
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	229,180
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
5,640	Total Ohio			4,218,398
	Oklahoma – 1.7% (1.1% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	372,860
750	5.375%, 9/01/36	9/16 at 100.00	BBB–	521,783
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
1,900	5.000%, 2/15/37	2/17 at 100.00	A	1,675,591
990	5.000%, 2/15/42	2/17 at 100.00	A	850,331
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	4,783,996
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	72,962
	System Series 2006, Trust 3500, 8.243%, 12/15/36 (IF)
9,508	Total Oklahoma			8,277,523
	Pennsylvania – 4.3% (2.7% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	2,002,260
	Center Revenue Bonds, Series 2009A, 5.375%, 8/15/29
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	342,780
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	3,103,260
	5.000%, 6/01/26 – FSA Insured (UB)
1,500	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert	No Opt. Call	A3	1,512,210
	Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23
5,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,616,754
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,750	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	10/09 at 100.00	BBB	2,713,480
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001, 5.250%, 9/15/18	3/11 at 100.00	AAA	5,361,800
	(Pre-refunded 3/15/11) – FSA Insured
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,177,820
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)
20,875	Total Pennsylvania			20,830,364
	Puerto Rico – 1.6% (1.0% of Total Investments)
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,601,025
	5.500%, 10/01/40
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	BBB–	1,191,239
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,100	6.375%, 8/01/39	8/19 at 100.00	A+	1,144,099
2,000	6.000%, 8/01/42	8/19 at 100.00	A+	2,017,960
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,682,940
	8/01/42 – FGIC Insured
19,825	Total Puerto Rico			7,637,263
	Rhode Island – 1.3% (0.8% of Total Investments)
2,410	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	10/09 at 100.00	AA–	2,326,638
	Lifespan Obligated Group, Series 1996, 5.750%, 5/15/23 – NPFG Insured
4,315	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	4,022,788
	Series 2002A, 6.000%, 6/01/23
6,725	Total Rhode Island			6,349,426
	South Carolina – 2.6% (1.6% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,026,120
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,530,366
	GROWTH, Series 2004, 5.250%, 12/01/23
1,355	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,550,120
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
5,145	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A–	4,684,368
	Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
12,905	Total South Carolina			12,790,974
	South Dakota – 0.4% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,736,525
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 2.7% (1.7% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	2,537,824
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	5,017,300
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA	5,051,300
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
700	5.500%, 11/01/37	11/17 at 100.00	N/R	265,440
1,200	5.500%, 11/01/46	11/17 at 100.00	N/R	455,040
15,100	Total Tennessee			13,326,904
	Texas – 14.8% (9.2% of Total Investments)
3,060	Austin Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily	12/10 at 105.00	Aaa	3,258,410
	Housing Revenue Bonds, Santa Maria Village Project, Series 2000A, 7.375%, 6/20/35
	(Alternative Minimum Tax)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,559,050
	4.250%, 8/15/36 (UB)
635	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	644,544
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22
18,075	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	18,579,111
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22 (Pre-refunded 2/15/10)
1,520	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	A1	1,563,198
	2/15/10 – AMBAC Insured
185	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	A1 (4)	190,840
	2/15/10 – AMBAC Insured (ETM)
2,242	Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage Loan Revenue Bonds,	6/10 at 105.00	Aaa	2,375,601
	Robinson Garden Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	6,769,556
	0.000%, 12/01/22 – FSA Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	2,503,332
	0.000%, 12/01/22 – FSA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	751,016
1,220	5.125%, 8/15/26	No Opt. Call	BBB–	1,061,144
3,150	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	3,018,204
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	397,250
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	A+	3,996,432
	5.500%, 9/01/30 – FGIC Insured
7,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	7,109,700
	Series 2007A, 5.000%, 2/15/36 (UB)
3,030	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	3,226,344
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-Series 2000A-1,
	7.500%, 12/20/22
	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	BBB+	4,830,100
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	BBB+	4,983,240
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,094,725
	2005, 5.000%, 7/01/20
92,507	Total Texas			71,911,797
	Virgin Islands – 0.2% (0.1% of Total Investments)
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	825,650
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.5% (0.3% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	882,290
	2006, 5.000%, 9/01/26
1,890	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,607,842
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)
2,890	Total Virginia			2,490,132
	Washington – 6.2% (3.8% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA	7,108,550
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
17,075	Port of Seattle, Washington, General Obligation Bonds, Series 2000B, 5.750%, 12/01/25	12/10 at 100.00	AAA	17,160,375
	(Alternative Minimum Tax) (UB)
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	Aa2	5,085,400
	(Alternative Minimum Tax) (UB)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	687,810
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
34,420	Total Washington			30,042,135
	West Virginia – 1.2% (0.7% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,926,000
	Series 2003L, 5.500%, 10/01/22
1,000	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.)	10/18 at 100.00	N/R	822,290
	Series 2008, 6.500%, 10/01/38
6,000	Total West Virginia			5,748,290
	Wisconsin – 3.7% (2.3% of Total Investments)
4,830	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	5,253,543
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	234,581
	Healthcare, Series 2006, 5.000%, 5/01/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
1,000	5.750%, 8/15/20 – RAAI Insured	8/10 at 101.00	BBB–	955,920
3,000	5.875%, 8/15/30 – RAAI Insured	8/10 at 101.00	BBB–	2,563,830
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,062,669
	Series 2004, 5.750%, 5/01/24
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,993,360
	Healthcare System, Series 2006, 5.250%, 8/15/34
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	4,732,618
18,895	Total Wisconsin			17,796,521
	Wyoming – 0.4% (0.3% of Total Investments)
2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,039,200
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 876,345	Total Long-Term Investments (cost $790,173,773) – 159.4%			774,696,713
	Short-Term Investments – 1.2% (0.7% of Total Investments)
	Maryland – 1.2% (0.7% of Total Investments)
$ 5,845	Maryland Health and Higher Educational Facilities Authority, Goucher College, Variable Rate	8/09 at 100.00	A-1	5,845,000
	Demand Obligations, Series 2007, 0.370%, 7/01/37 (5)
	Total Short-Term Investments (cost $5,845,000)			5,845,000
	Total Investments (cost $796,018,773) – 160.6%			780,541,713
	Floating Rate Obligations – (19.0)%			(92,517,000)
	Other Assets Less Liabilities – 1.8%			8,665,497
	Preferred Shares, at Liquidation Value – (43.4)% (6)			(210,700,000)
	Net Assets Applicable to Common Shares – 100%			$ 485,990,210

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$774,696,713	$ —	$774,696,713
Short-Term Investments	—	5,845,000	—	5,845,000
Total	$ —	$780,541,713	$ —	$780,541,713

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $703,172,872.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 35,389,378
Depreciation	(50,416,504)

Net unrealized appreciation (depreciation) of investments	$(15,027,126)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009